CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Information about entity's definitions of default	The probability of default (PD) of an exposure, both over a 12 month period and over its lifetime, is a key input to the measurement of the ECL allowance. Default has occurred when there is evidence that the customer is experiencing significant financial difficulty which is likely to affect the ability to repay amounts due. The definition of default adopted by the Group is described in note 2(h) Impairment of financial assets. The Group has rebutted the presumption in IFRS 9 that default occurs no later than when a payment is 90 days past due for UK mortgages. As a result, at 31 December 2019, approximately £0.6 billion of UK mortgages (31 December 2018: £0.6 billion) were classified as Stage 2 rather than Stage 3; the impact the Group’s ECL allowance was not material.
Defined Benefit Obligation Average Duration	18 years
The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 3,380	£ 3,213
Net defined benefit liability (asset)	550	1,146	£ 586
Net defined benefit asset	681	1,267
Net defined benefit liability	257	245
Deferred tax assets	3,366	3,222
Other provisions	3,138	4,025
Financial assets, at fair value	35,395	58,917
Financial liabilities, at fair value	17,533	28,641
The Group [member] | Defined benefit pension schemes [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit liability (asset)	550	1,146
Net defined benefit asset	681	1,267
Net defined benefit liability	131	121
The Group [member] | Previously stated [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	2,029	1,984
The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,336	1,656
Net defined benefit liability (asset)	347	667	£ 633
Net defined benefit asset	386	704
Net defined benefit liability	124	121
Deferred tax assets	2,029	1,984
Other provisions	1,436	1,919
Financial assets, at fair value	36,501	59,482
Financial liabilities, at fair value	21,908	32,265
The Bank [member] | Defined benefit pension schemes [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Net defined benefit liability (asset)	347	667
Net defined benefit asset	386	704
Net defined benefit liability	39	37
Postmodel Adjustments [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	161	195
Historical Regulatory Breaches [Member] | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	2,269	2,908
Historical Regulatory Breaches [Member] | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Other provisions	783	1,172
Trading Losses [member] | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	3,600	3,783
Trading Losses [member] | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	2,198	2,284
Not Recognized | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	237	255
Not Recognized | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Deferred tax assets	96	112
Drawn balance [member] | The Group [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	3,207	3,023
Drawn balance [member] | The Bank [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	1,246	1,580
End Of Term Risk On Interest Only Mortgages [Member] | Postmodel Adjustments [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	132	114
Mortgage Accounts In Long Term Default [Member] | Postmodel Adjustments [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	33	47
Extension Of Modelled Lifetime On Retail Revolving Products [Member] | Postmodel Adjustments [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	36	34
Temporary Effects Of Bureau Data Changes [Member] | Postmodel Adjustments [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 40